Note 12 - Share-based Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
Outstanding shares:	Common Shares
Balance at December 31, 2018	119,656
Granted	76,531
Forfeited	(7,170)
Vested	(63,076)
Balance at December 31, 2019	125,941